Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2001 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--51.6%[1]
		Automobile--17.7%
$17,476		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	$17,640
17,142		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	17,326
2,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	2,053,840
1,645,426		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	1,663,789
1,500,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,514,220
1,500,000		Bay View Auto Trust 1999-LG1, Class A3, 6.91%, 3/15/2004	1,521,015
222,682		CIT RV Trust 1994-A, Class A, 4.90%, 7/15/2009	221,757
3,000,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	3,073,440
21,627		Chase Manhattan Auto Owner Trust 1997-A, Class A5, 6.50%, 12/17/2001	21,683
3,000,000		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.24%, 11/8/2004	3,066,600
102,655		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	103,753
494,070		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	502,409
1,400,748		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,448,366
1,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	1,025,470
2,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	2,027,040
122,671	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	122,732
316,128	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	314,832
497,433		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	504,261
1,351,588		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	1,367,982
1,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,027,710

		TOTAL	21,615,865

		Credit Card--8.4%
88,244	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	88,024
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.36%, 2/15/2006	501,782
801,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	812,566
1,550,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,584,844
260,000		First USA Credit Card Master Trust 1997-6, Class A, 6.42%, 3/17/2005	265,156
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	2,041,440
1,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	1,019,290
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,058,690
285,000		Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	285,744
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,570,815
1,000,000		Proffitt's Credit Card Master Trust 1998-2, Class B, 6.15%, 9/15/2004	1,002,600

		TOTAL	10,230,951

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Home Equity Loan--11.2%
$500,000	[2]	125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	$465,000
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	502,535
1,168,334	[2]	Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,116,122
270,000		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	271,601
1,140,000		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	1,180,447
457,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	464,627
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	955,220
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	307,850
316,010		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	321,463
367,125		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	366,439
1,500,000	[2]	Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.72%, 6/21/2030	1,505,795
1,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	997,750
255,871	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	235,401
601,248	[2]	Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	608,577
1,500,000		Saxon Asset Securities Trust 1997-1, Class AF4, 7.76%, 2/25/2027	1,553,029
171,043		Saxon Asset Securities Trust 1997-1, Class BV, 6.43%, 4/25/2027	171,231
250,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	224,845
422,403	[2]	Saxon Asset Securities Trust 2000-2, Class AV1, 5.31%, 7/25/2030	422,795
2,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	2,044,237
37,162		TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	37,323

		TOTAL	13,752,287

		Machinery & Equipment--0.3%
407,592		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	412,154

		Manufactured Housing--5.1%
2,600		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	2,602
2,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	2,066,682
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	246,394
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,230,629
1,275,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	1,215,241
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,036,216
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.88%, 6/7/2016	493,923

		TOTAL	6,291,687

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Utilities--1.7%
$1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1, Class A6, 6.31%, 9/25/2008	$1,015,390
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	1,017,510

		TOTAL	2,032,900

		Other--7.2%
1,500,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	1,496,250
200,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	200,200
787,363		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	794,763
117,982		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	118,500
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 5.64%, 8/15/2025	1,996,880
613,000		Green Tree Home Impovement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	599,148
1,500,000	[2]	Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,506,570
52,934		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	53,487
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,524,165
500,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	498,435

		TOTAL	8,788,398

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,287,771)	63,124,242

		COLLATERALIZED MORTGAGE OBLIGATIONS--16.5%
		Commercial Mortgage--0.7%
100,000	[2]	K Mart CMBS Financing, Inc Series 1997-1, Class D, 6.38%, 3/1/2007	99,298
250,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A3, 6.18%, 1/15/2003	248,398
500,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A5, 6.41%,1/15/2003	491,565

		TOTAL	839,261

		Government Agency--0.4%
405,000		Federal National Mortgage Association (Series 1993-32), Class H, 6.00%, 3/25/2023	391,420
59,364		Federal National Mortgage Association (Series G93-27), Class AE, 6.00%, 11/25/2019	59,239

		TOTAL	450,659

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--15.4%
$384,939	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 6.98%, 5/25/2029	$345,663
448,472	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 7.25%, 5/25/2029	385,614
685,706		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	704,940
134,492	[2]	C-BASS ABS, LLC (Series 1997-1), Class A1, 9.27%, 2/1/2017	133,147
92,196		C-BASS ABS, LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	93,856
1,195,321		C-BASS ABS, LLC (Series 1999-3), Class B1, 7.312%, 2/3/2029	976,434
319,888		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	319,759
89,528	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	61,998
118,679		GE Capital Mortgage Services, Inc. 1996-3, Class A1, 7.00%, 3/25/2026	118,694
1,500,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	1,523,460
311,119		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	311,195
950,227		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	954,260
519,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	522,563
900,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	713,529
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	995,003
934,613	[2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	927,894
2,338,534		PNC Mortgage Securities Corp. 1998-5, Class 2A2, 6.75%, 7/25/2028	2,393,022
3,197,859		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	3,254,940
458,013		Resecuritization Mortgage Trust 1998-A, Class B3, 7.83%, 10/26/2023	362,260
1,000,000		Residential Accredit Loans, Inc 1997-QS12, Class A6, 7.25%, 11/25/2027	1,019,230
23,538		Residential Asset Securitization Trust 1997-A2, Class A3, 9.00%, 4/25/2027	23,472
839,636		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	846,663
224,752		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	225,004
798,612		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	803,212
168,787	[2,3]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 8.58, 1/28/2025	134,818
747,440		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	748,634

		TOTAL	18,899,264

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,193,633)	20,189,184

		CORPORATE BONDS--8.8%
		Banking--0.8%
1,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	1,022,630

		Electronics--0.4%
500,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	508,990

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--1.6%
$945,000		Ford Motor Credit Co., 8.55%, 4/8/2002	$976,261
1,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	1,004,110

		TOTAL	1,980,371

		Financial Intermediaries--1.5%
250,000		Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002	251,918
1,500,000	[2]	Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	1,549,875

		TOTAL	1,801,793

		Food & Drug Retailers--0.3%
500,000		Great Atlantic & Pacific Tea Co., Inc., Sr. Note, 7.70%, 1/15/2004	402,500

		Forest Products--0.2%
200,000		Quno Corp., Sr. Note, 9.13%, 5/15/2005	207,530

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, 6.59%, 7/15/2027	237,845

		Technology Services--1.3%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,590,000

		Telecommunications & Cellular--1.6%
1,000,000		AT&T Corp., Global Bond, 5.63%, 3/15/2004	987,910
1,000,000		Sprint Capital Corp., 7.63%, 6/10/2002	1,018,820

		TOTAL	2,006,730

		Utilities--0.9%
1,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	1,054,990

		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,826,102)	10,813,379

		U.S. GOVERNMENT AGENCIES--3.4%
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	504,440
3,000,000		Federal National Mortgage Association, Note, 5.13%, 2/13/2004	3,021,630
226,829		Government National Mortgage Association ARM, 8902, 30 Year, 7.38%, 1/20/2022	229,966
117,818		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	122,163
214,604		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	236,131

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $4,119,651)	4,114,330

		FOREIGN GOVERNMENT/AGENCIES--0.2%
		Sovereign--0.2%
200,000		Korea Development Bank, Bond, 7.13%, 9/17/2001 (IDENTIFIED COST $197,003)	201,408

Principal Amount or Shares			Value
		PREFERRED STOCKS--0.2%
		Steel--0.2%
$10,000		USX Capital LLC, Preferred, Series A (IDENTIFIED COST $254,375)	$244,600

		U.S. TREASURY OBLIGATIONS--12.2%
1,122,000		4.75%, 2/15/2004	1,132,816
250,000		5.375%, 6/30/2003	255,900
500,000		5.625%, 5/15/2001	500,770
7,000,000		5.750%, 11/15/2005	7,341,810
2,000,000		6.125%, 8/31/2002	2,052,660
2,000,000		6.500%, 2/15/2010	2,210,560
1,400,000		7.500%, 11/15/2001	1,427,608

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $14,549,484)	14,922,124

		MUTUAL FUNDS--6.9%
4,161,562		Prime Value Obligations Fund, Class IS	4,161,562
583,166		High Yield Bond Portfolio	4,227,952

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $8,689,880)	8,389,514

		TOTAL INVESTMENTS (IDENTIFIED COST $121,117,899)[4]	$121,998,781

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2001, these securities amounted to $16,411,398 which represents 13.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $134,818, which represents 0.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $121,117,899. The net unrealized appreciation of investments on a federal tax basis amounts to $880,882 which is comprised of $1,819,986 appreciation and $939,104 depreciation at March 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($122,243,085) at March 31, 2001.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $121,117,899)		$121,998,781
Income receivable		855,309
Receivable for shares sold		34,904

TOTAL ASSETS		122,888,994

Liabilities:
Payable for shares redeemed	$8,504
Income distribution payable	618,862
Accrued expenses	18,543

TOTAL LIABILITIES		645,909

Net assets for 12,256,158 shares outstanding		$122,243,085

Net Assets Consist of:
Paid in capital		$122,391,145
Net unrealized appreciation of investments		880,882
Accumulated net realized loss on investments		(1,014,443)
Distributions in excess of net investment income		(14,499)

TOTAL NET ASSETS		$122,243,085

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$103,541,245 ÷ 10,381,188 shares outstanding		$9.97

Institutional Service Shares:
$18,701,840 ÷ 1,874,970 shares outstanding		$9.97

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2001 (unaudited)

Investment Income:
Dividends			$154,573
Interest			3,622,915

TOTAL INCOME			3,777,488

Expenses:
Investment adviser fee		$213,597
Administrative personnel and services fee		77,288
Custodian fees		6,233
Transfer and dividend disbursing agent fees and expenses		19,861
Directors'/Trustees' fees		1,688
Auditing fees		10,628
Legal fees		1,733
Portfolio accounting fees		32,252
Distribution services fee--Institutional Service Shares		14,334
Shareholder services fee--Institutional Shares		119,164
Shareholder services fee--Institutional Service Shares		14,334
Share registration costs		16,733
Printing and postage		12,429
Insurance premiums		660
Taxes		4,005
Miscellaneous		1,028

TOTAL EXPENSES		545,967

Waivers and Reimbursement:
Waiver of investment adviser fee	$(211,236)
Waiver of distribution services fee--Institutional Service Shares	(11,467)
Waiver of shareholder services fee--Institutional Shares	(119,164)
Reimbursement of investment adviser fee	(324)

TOTAL WAIVERS AND REIMBURSEMENT		(342,191)

Net expenses			203,776

Net investment income			3,573,712

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(27,101)
Net change in unrealized depreciation of investments			2,260,579

Net realized and unrealized gain (loss) on investments			2,233,478

Change in net assets resulting from operations			$5,807,190

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2001	Year Ended 9/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,573,712	$5,710,707
Net realized loss on investments	(27,101)	(418,667)
Net realized gain on capital gain distributions from other investment companies	--	5,048
Net change in unrealized depreciation of investments	2,260,579	(444,578)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,807,190	4,852,510

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,386,916)	(4,977,835)
Institutional Service Shares	(387,109)	(580,133)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,774,025)	(5,557,968)

Share Transactions:
Proceeds from sale of shares	41,143,777	51,525,810
Net asset value of shares issued to shareholders in payment of distributions declared	629,348	1,171,996
Cost of shares redeemed	(18,968,189)	(30,155,862)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,804,936	22,541,944

Change in net assets	24,838,101	21,836,486

Net Assets:
Beginning of period	97,404,984	75,568,498

End of period (including undistributed net investment income of $0 and $185,814, respectively)	$122,243,085	$97,404,984

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.79	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.33	0.69	0.63	0.70	0.66
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	(0.10)	(0.35)	0.12	0.14

TOTAL FROM INVESTMENT OPERATIONS	0.53	0.59	0.28	0.82	0.80

Less Distributions:
Distributions from net investment income	(0.35)	(0.68)	(0.63)	(0.70)	(0.65)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.35)	(0.68)	(0.63)	(0.72)	(0.67)

Net Asset Value, End of Period	$ 9.97	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[3]	5.50%	6.17%	2.88%	7.85%	8.27%

Ratios to Average Net Assets:

Expenses	0.35%[4]	0.35%	0.35%	0.32%	0.00%

Net investment income	6.73%[4]	7.12%	6.45%	6.31%	6.47%

Expense waiver/reimbursement[5]	0.65%[4]	0.73%	0.91%	1.95%	8.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$103,541	$87,780	$66,820	$30,219	$7,589

Portfolio turnover	14%	34%	53%	64%	109%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.79	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.34	0.67	0.60	0.67	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18	(0.11)	(0.35)	0.12	0.15

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.56	0.25	0.79	0.78

Less Distributions:
Distributions from net investment income	(0.34)	(0.65)	(0.60)	(0.67)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.34)	(0.65)	(0.60)	(0.69)	(0.65)

Net Asset Value, End of Period	$ 9.97	$ 9.79	$9.88	$10.23	$10.13

Total Return[3]	5.34%	5.86%	2.57%	7.53%	8.10%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.65%	0.65%	0.62%	0.29%

Net investment income	6.43%[4]	6.82%	6.09%	6.03%	6.31%

Expense waiver/reimbursement[5]	0.60%[4]	0.68%	0.86%	1.94%	14.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,702	$9.625	$8,749	$11,905	$2,724

Portfolio turnover	14%	34%	53%	64%	109%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At September 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $579,262, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 3,491

2008	575,771

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	07/30/1998	$ 499,844

Banco National de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	01/09/1997	83,949

Bayview Financial Acquisition Trust 1998-1, Class MII3, 6.98%, 5/25/2029	05/14/1998	384,939

Bayview Financial Acquisition Trust 1998-1, Class MII4, 7.25%, 5/25/2029	06/02/1998	448,472

C-BASS ABS, LLC Series 1997-1,Class A1, 9.27%, 2/1/2017	02/25/1997	134,614

Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.36%, 2/15/2006	02/23/2000	500,000

Contimortgage Home Equity Loan Trust 1993-3, Class A2,5.54%, 7/15/2020	02/07/2000	1,068,122

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 8.33%, 4/25/2031	08/17/2000	2,000,000

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	07/10/1997	61,123

K Mart CMBS Financing, Inc. Series1997-1, Class D, 6.38%, 3/1/2007	02/27/1997	100,000

Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	02/05/2001	1,499,427

Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.72%, 6/21/2030	08/21/2000	1,500,000

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	03/12/1999	975,489

Mellon Residential Funding Corp.1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	723,704

Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	04/13/2000	911,445

Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	09/02/1999	1,220,982

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	02/23/1999	254,634

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A3, 6.18%, 1/15/2003	09/23/1998	243,750

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A5, 6.41%, 1/15/2003	02/03/1998	500,000

Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	08/11/2000	601,243

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	05/14/1998	114,214

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	09/09/1998	301,922

Saxon Asset Securities Trust 1998-1,Class BF2, 8.00%, 12/25/2027	03/05/1998	235,941

Saxon Asset Securities Trust 2000-2,Class AV1, 5.31%, 7/25/2030	06/26/2000	422,073

Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	02/21/2001	1,541,445

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2001		Year Ended 9/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,192,038	$31,469,852	4,868,532	$47,619,117
Shares issued to shareholders in payment of distributions declared	48,577	479,644	91,968	898,837
Shares redeemed	(1,826,557)	(18,010,415)	(2,756,648)	(26,928,213)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,414,058	$13,939,081	2,203,852	$21,589,741

	Six Months Ended 3/31/2001		Year Ended 9/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	973,562	$9,673,925	399,891	$3,906,693
Shares issued to shareholders in payment of distributions declared	15,167	149,704	27,949	273,159
Shares redeemed	(97,041)	(957,774)	(330,146)	(3,227,649)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	891,688	$8,865,855	97,694	$952,203

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,305,746	$22,804,936	2,301,546	$22,541,944

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $38,389,583 and $44,850,182 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2001 were as follows:

Purchases	$29,298,023

Sales	$9,422,456

Purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2001, were as follows:

Purchases	$10,587,967

Sales	$5,276,250

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

G01998-06 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2001 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loans--2.2%
$2,000,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	$2,128,120
200,000		Mellon Bank Home Equity Installment Loan 98-1, 6.950%, 3/25/2015	199,550
12,498,115		New Century Home Equity Loan Trust 99, Class C3 (Interest Only), 1.935%, 6/25/2002	347,572
4,107,496		Salomon Brothers Mortgage Sec. VII 4, (Interest Only), 2.547%, 12/25/2027	112,956

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,755,347)	2,788,198

		LONG-TERM OBLIGATIONS--96.6%
		Federal Home Loan Mortgage Corporation--49.2%
2,991,583		5.500%, 12/1/2028	2,845,744
11,500,156	[1]	6.000%, 1/1/2029 - 6/1/2031	11,241,628
3,350,000	[1]	6.500%, 5/30/2031	3,334,289
22,502,245		7.000%, 6/1/2028 - 2/1/2031	22,789,873
19,984,788		7.500%, 2/1/2027 - 2/1/2031	20,451,519
1,447,185		8.000%, 3/1/2031	1,494,667

		TOTAL	62,157,720

		Federal Home Loan Mortgage Corporation REMIC--1.6%
2,144,494		(Series 197) (Principal Only), 4/1/2028	1,599,771
2,352,696		(Series 2139) (Interest Only), 6.500%, 10/15/2026	373,490

		TOTAL	1,973,261

		Federal National Mortgage Association --17.8%
6,482,933		5.500%, 5/1/2029	6,164,881
3,581,595	[1]	6.000%, 1/1/2029 - 2/1/2031	3,524,490
4,467,218	[1]	6.500%, 2/1/2014 - 6/1/2031	4,456,107
2,328,266		7.000%, 4/1/2029 - 2/1/2031	2,357,680
2,411,485		7.500%, 4/1/2015 - 3/1/2031	2,471,832
3,373,101		8.000%, 12/1/2026 - 10/1/2030	3,483,752

		TOTAL	22,458,742

		Federal National Mortgage Association REMIC--2.8%
92,543,505		FNGT (Series GT 99-T2-X), 0.668% (Interest Only), 1/19/2039	1,763,879
92,818,520		(Series 2001-T1-IO1), 0.795%, 4/25/2029	1,827,597

		TOTAL	3,591,476

		Government National Mortgage Association--25.2%
7,600,000		6.000%, 2/15/2029 - 6/15/2029	7,450,280
1,621,501		6.500%, 5/15/2024 - 4/15/2029	1,628,345
Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Government National Mortgage Association--continued
$1,945,526		7.000%, 9/15/2028 - 6/15/2029	$1,977,243
10,428,747		7.500%, 7/15/2030 - 1/15/2031	10,692,698
9,828,652		8.000%, 4/15/2030 - 11/15/2030	10,154,177

		TOTAL	31,902,743

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $120,637,462)	122,083,942

		MUTUAL FUND--1.2%
1,444,554		Government Obligations Fund (at amortized cost)	1,444,554

		REPURCHASE AGREEMENTS--13.2%[2]
$3,300,000	[3]	Goldman Sachs Group, Inc., 4.760%, dated 3/23/2001, due 5/14/2001	3,300,000
1,270,000	[3]	Goldman Sachs Group, Inc., 4.760%, dated 3/23/2001, due 5/17/2001	1,270,000
1,260,000	[3]	Goldman Sachs Group, Inc., 4.920%, dated 3/15/2001, due 4/19/2001	1,260,000
5,500,000	[3]	Goldman Sachs Group, Inc., 5.050%, dated 3/12/2001, due 5/14/2001	5,500,000
5,350,000	[3]	Goldman Sachs Group, Inc., 5.090%, dated 3/12/2001, due 4/16/2001	5,350,000

		TOTAL (AT AMORTIZED COST)	16,680,000

		TOTAL INVESTMENTS (IDENTIFIED COST $141,517,363)[4]	$142,996,694

1 All or a portion of these securities are subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $141,517,363. The net unrealized appreciation of investments on a federal tax basis amounts to $1,479,331 which is comprised of $1,836,786 appreciation and $357,455 depreciation at March 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($126,364,057) at March 31, 2001.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $141,517,363)		$142,996,694
Income receivable		767,956
Receivable for investments sold		16,733,002
Receivable for shares sold		21,802

TOTAL ASSETS		160,519,454

Liabilities:
Payable for investments purchased	$21,284,902
Payable for shares redeemed	4,400
Income distribution payable	706,990
Payable for dollar roll transactions	12,104,706
Accrued expenses	54,399

TOTAL LIABILITIES		34,155,397

Net assets for 12,477,873 shares outstanding		$126,364,057

Net Assets Consist of:
Paid in capital		$124,289,034
Net unrealized appreciation of investments		1,479,331
Accumulated net realized gain on investments		606,453
Distributions in excess of net investment income		(10,761)

TOTAL NET ASSETS		$126,364,057

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$101,884,004 ÷ 10,060,639 shares outstanding		$10.13

Institutional Service Shares:
$24,480,053 ÷ 2,417,234 shares outstanding		$10.13

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2001 (unaudited)

Investment Income:
Dividends			$6,417
Interest (net of dollar roll expense of $263,760)			3,274,432

TOTAL INCOME			3,280,849

Expenses:
Investment adviser fee		$179,874
Administrative personnel and services fee		77,288
Custodian fees		6,038
Transfer and dividend disbursing agent fees and expenses		19,108
Directors'/Trustees' fees		1,534
Auditing fees		14,416
Legal fees		1,700
Portfolio accounting fees		32,124
Distribution services fee--Institutional Service Shares		17,669
Shareholder services fee--Institutional Shares		94,753
Shareholder services fee--Institutional Service Shares		17,669
Share registration costs		25,515
Printing and postage		10,534
Insurance premiums		638
Taxes		3,373
Miscellaneous		569

TOTAL EXPENSES		502,802

Waivers and Reimbursements:
Waiver of investment adviser fee	$(179,874)
Waiver of distribution services fee--Institutional Service Shares	(14,135)
Waiver of shareholder services fee--Institutional Shares	(94,753)
Reimbursement of investment adviser fee	(2,148)
Reimbursement of other operating expenses	(57,931)

TOTAL WAIVERS AND REIMBURSEMENTS		(348,841)

Net expenses			153,961

Net investment income			3,126,888

Realized and Unrealized Gain on Investments:
Net realized gain on investments			684,243
Net change in unrealized depreciation of investments			1,485,049

Net realized and unrealized gain on investments			2,169,292

Change in net assets resulting from operations			$5,296,180

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2001	Year Ended 9/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,126,888	$1,304,494
Net realized gain (loss) on investments	684,243	(39,521)
Net change in unrealized depreciation of investments	1,485,049	233,780

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,296,180	1,498,753

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,667,614)	(1,276,180)
Institutional Service Shares	(470,035)	(34,437)
Distributions from net realized gain on investments
Institutional Shares	--	(14,548)
Institutional Service Shares	--	(556)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,137,649)	(1,325,721)

Share Transactions:
Proceeds from sale of shares	110,367,902	26,019,845
Net asset value of shares issued to shareholders in payment of distributions declared	504,786	130,106
Cost of shares redeemed	(23,795,679)	(6,772,544)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,077,009	19,377,407

Change in net assets	89,235,540	19,550,439

Net Assets:
Beginning of period	37,128,517	17,578,078

End of period	$126,364,057	$37,128,517

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ending (unaudited)	Year Ended September 30,
	3/31/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$9.84	$9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.35	0.68	0.67	0.95	0.25
Net realized and unrealized gain (loss) on investments	0.29	0.08	(0.35)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.64	0.76	0.32	0.80	0.51

Less Distributions:
Distributions from net investment income	(0.35)	(0.68)	(0.66)	(0.95)	(0.25)
Distributions from net realized gain on investments	--	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.35)	(0.69)	(0.66)	(0.95)	(0.25)

Net Asset Value, End of Period	$10.13	$9.84	$9.77	$10.11	$10.26

Total Return[3]	6.61%	8.11%	3.20%	8.25%	5.12%

Ratios to Average Net Assets:

Expenses	0.30%[4]	0.30%	0.30%	0.26%	0.00%[4]

Net investment income	7.01%[4]	7.07%	6.63%	9.42%	7.37%[4]

Expense waiver/reimbursement[5]	0.78%[4]	2.09%	3.65%	7.22%	12.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$101,884	$36,722	$17,049	$5,224	$5,145

Portfolio turnover	114%	66%	150%	147%	9%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ending (unaudited)	Year Ended September 30,
	3/31/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$9.84	$9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.33	0.66	0.66	0.92	0.24
Net realized and unrealized gain (loss) on investments	0.30	0.07	(0.37)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.63	0.73	0.29	0.77	0.50

Less Distributions:
Distributions from net investment income	(0.34)	(0.65)	(0.63)	(0.92)	(0.24)
Distributions from net realized gain on investments	--	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.34)	(0.66)	(0.63)	(0.92)	(0.24)

Net Asset Value, End of Period	$10.13	$9.84	$9.77	$10.11	$10.26

Total Return[3]	6.45%	7.79%	2.89%	7.93%	5.07%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.48%	0.00%[4]

Net investment income	6.65%[4]	6.72%	6.38%	6.62%	7.76%[4]

Expense waiver/reimbursement[5]	0.73%[4]	2.04%	3.60%	8.52%	14.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$24,480	$406	$529	$15	$5

Portfolio turnover	114%	66%	150%	147%	9%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000
Institutional Service Shares	1,000,000
TOTAL	2,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2001		Year Ended 9/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,151,680	$81,502,987	2,624,346	$25,675,954
Shares issued to shareholders in payment of distributions declared	43,100	434,298	10,559	102,523
Shares redeemed	(1,867,007)	(18,680,154)	(647,059)	(6,280,888)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,327,773	$63,257,131	1,987,846	$19,497,589

	Six Months Ended 3/31/2001		Year Ended 9/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,875,305	$28,864,915	35,447	$343,891
Shares issued to shareholders in payment of distributions declared	6,982	70,488	2,848	27,583
Shares redeemed	(506,325)	(5,115,525)	(51,133)	(491,656)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,375,962	$23,819,878	(12,838)	$(120,182)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,703,735	$87,077,009	1,975,008	$19,377,407

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $108,862,907 and $96,906,246 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2001, were as follows:

Purchases	$1,527,656

Sales	$464,064

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2001, were as follows:

Purchases	$139,317,970

Sales	$53,732,732

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2001 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--60.2%
		Automobile--17.8%
$5,000,000		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	$5,104,286
5,000,000		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	5,132,550
326,598		Fleetwood Credit Corp. Grantor Trust 1993-B, Class A, 4.95%, 8/15/2008	326,470
4,000,000		Ford Credit Auto Owner Trust 2000-B, Class A4, 7.03%, 11/15/2003	4,089,840
53,988		Green Tree Recreational Equipment & Consumer Trust 1997-B, Class A1, 6.55%, 7/15/2028	55,297
1,685,022		Harley-Davidson Eaglemark Motorcycle Trust 1998-2, Class A2, 5.87%, 4/15/2004	1,700,016
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	2,014,160
85,415		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	86,584
4,350,383		Household Automotive Revolving Trust I 1999-1, Class A3, 6.33%, 6/17/2003	4,375,093
3,500,000		MMCA Automobile Trust 1999-2, Class A2, 6.80%, 8/15/2003	3,553,970
3,501,869		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	3,620,914
5,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	5,127,350
3,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	3,040,560
2,883,387		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	2,918,363
5,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	5,138,550

		TOTAL	46,284,003

		Credit Card--13.4%
4,000,000		ARRAN Master Trust 2000-C, Class C, 7.46%, 9/15/2007	3,995,640
3,000,000	[1]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.36%, 2/15/2006	3,010,691
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 6.33%, 10/15/2007	3,764,812
5,000,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	5,072,200
5,000,000		First Consumers Master Trust 2001-A, Class B, 6.39%, 9/15/2008	5,017,750
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	2,041,440
4,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,077,160
2,750,000	[1]	MBNA Master Credit Card Trust 1999-K, Class C, 6.11%, 3/15/2005	2,756,023
5,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	5,096,050

		TOTAL	34,831,766

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Equipment Lease Contracts--4.5%
$5,000,000		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	$5,140,571
4,000,000	[1]	Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4,176,080
1,067,064		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	1,078,193
785,508		Newcourt Equipment Trust Securities 1998-2, Class D, 7.21%, 9/15/2007	796,459
496,344		Newcourt Receivables Asset Trust 1997-1, Class A4, 6.19%, 5/20/2005	497,629

		TOTAL	11,688,932

		Home Equity Loan--13.1%
750,000	[1]	125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	697,500
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	502,535
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.28%, 6/25/2028	1,004,140
1,846,351		Cityscape Home Equity Loan Trust 1996-3, Class A6, 7.15%, 8/25/2011	1,848,696
664,535		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	674,985
190,108		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	192,279
656,733		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	665,784
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	304,347
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,132,627
1,197,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	1,216,978
500,000		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	509,505
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	1,013,032
235,661		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	238,805
165,601		Green Tree Home Improvement Loan Trust 1997-E, Class HEA3, 6.61%, 1/15/2029	167,465
184,339		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	187,520
4,165,000		Indymac Home Equity Loan Asset-Backed Trust 2000-B, Class MV2, 6.58%, 6/25/2030	4,173,206
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.54%, 11/25/2030	4,989,185
2,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	1,995,500
1,506,016	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,476,363
255,870	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	235,400
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$4,788,157	[1]	Option One Mortgage Securities Corp. 1999-3, Class CTF, 10.80%, 12/26/2029	$4,809,129
601,248	[1]	Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	608,577
1,900,000	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,708,822
905,066		Saxon Asset Securities Trust 1999-2, Class BV1, 8.31%, 9/25/2001	909,772
1,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	1,022,119
793,101		The Money Store Home Equity Trust 1992-D1, Class A2, 8.18%, 1/15/2008	793,347
5,597		The Money Store Home Equity Trust 1995-C, Class A3, 6.55%, 9/15/2021	5,604
13,691		The Money Store Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	13,751
42,634		The Money Store Home Equity Trust 1997-D, Class AV2, 6.49%, 10/15/2026	43,215
190,000		The Money Store Home Equity Trust 1998-B, Class AF4, 6.12%, 6/15/2021	190,851
500,000		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	503,760

		TOTAL	33,834,799

		Manufactured Housing--6.2%
7,238		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	7,245
3,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	3,100,022
770,282		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	777,127
93,490		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	95,633
500,000		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	539,249
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	251,991
293,288		Green Tree Financial Corp. 1996-10, Class A4, 6.42%, 11/15/2028	295,421
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	492,252
296,913		Green Tree Financial Corp. 1997-4, Class A4, 6.65%, 2/15/2029	300,974
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	1,461,471
423,622		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	425,617
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	3,812,520
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,072,432
1,851,547		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	1,902,761
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.88%, 6/7/2016	493,923

		TOTAL	16,028,638

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--5.2%
$2,500,000		Asset-Backed Funding Certificates 2001-AQ1, Class A3, 5.75%, 4/20/2027	$2,493,750
5,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,076,950
4,000,000		Litigation Settlement Monetized Fee Trust 2001-1, Class A1, 8.33%, 4/25/2031	4,017,520
2,000,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	1,993,740

		TOTAL	13,581,960

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $154,354,233)	156,250,098

		COLLATERALIZED MORTGAGE OBLIGATIONS--13.9%
		Whole Loan--13.9%
467,158	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 6.28%, 5/25/2029	450,883
734,567	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	730,667
608,061		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	625,117
215,123		C-BASS ABS, LLC 1998-3, Class AF, 6.50%, 1/25/2033	218,998
2,975,622	[1]	C-BASS ABS, LLC 1999-3, Class B1, 6.65%, 2/3/2029	2,430,726
1,367,576		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	1,379,234
1,119,609		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	1,119,156
62,224		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	62,239
4,149,766		Government National Mortgage Association, 1998-1, Class PG, 7.00%, 7/20/2024	563,953
735,820		Greenwich Capital Acceptance 1994-C, Class B1, 7.78%, 1/25/2025	729,836
2,200,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,215,103
100,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	79,281
569,980		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	569,832
3,466,126		PNC Mortgage Securities Corp. 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	3,462,463
458,012	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.83%, 10/26/2023	362,260
1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	1,019,230
124,347		Residential Accredit Loans, Inc. 1998-QS14, Class A1, 6.75%, 10/25/2028	124,717
3,723,844		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	3,716,769
5,618,556		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	5,765,312
224,752		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	225,004
347,697		Residential Asset Securitization Trust 1998-A5, Class A1, 6.75%, 6/25/2028	350,700
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$478,004		Residential Asset Securitization Trust 1998-A6, Class IA7, 6.75%, 7/25/2028	$480,975
1,197,919		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,204,819
985,088		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	1,014,384
1,490,987		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	1,517,407
476,941		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	494,697
5,232,082		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	5,240,438

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $35,741,845)	36,154,200

		CORPORATE BONDS--10.1%
		Banking--1.0%
2,500,000		Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	2,583,125

		Finance - Automotive--1.6%
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	2,008,220
2,000,000		Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,076,660

		TOTAL	4,084,880

		Finance - Retail--1.9%
3,000,000		Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	3,000,609
2,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	2,045,260

		TOTAL	5,045,869

		Financial Intermediaries--0.4%
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	1,025,280

		Technology Services--1.1%
2,625,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,782,500

		Telecommunications & Cellular--1.4%
2,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	2,205,000
1,500,000		Sprint Capital Corp., 7.63%, 6/10/2002	1,528,230

		TOTAL	3,733,230

		Utilities--2.7%
2,000,000		Pennsylvania Power & Light Co., Note, 7.70%, 11/15/2002	2,003,660
5,000,000	[1]	Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	5,054,000

		TOTAL	7,057,660

		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,986,775)	26,312,544

Principal Amount or Shares			Value
		U.S. TREASURY--0.8%
		Treasury Securities--0.8%
$2,179,100		U.S. Treasury Inflationary Index Note Series J-2002, 3.625% 7/15/2002 (identified cost $2,175,768)	$2,222,115

		PREFERRED STOCK--0.5%
		Telecommunications & Cellular--0.5%
50,000		TCI Communications Financing I TR Originated Securities (identified cost $1,310,000)	1,242,500

		MUTUAL FUNDS--14.0%
1,271,774		High Yield Bond Portfolio	8,681,136
27,776,109		Prime Value Obligations Fund, IS Shares	27,776,109

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $36,828,591)	36,457,245

		TOTAL INVESTMENTS (IDENTIFIED COST $256,397,212)[3]	$258,638,702

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2001, these securities amounted to $32,398,922 which represents 12.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $1,476,363 which represents 0.6% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 The cost of investments for federal tax purposes amounts to $256,397,212. The net unrealized appreciation of investments on a federal tax basis amounts to $2,241,490 which is comprised of $3,018,725 appreciation and $777,235 depreciation at March 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($259,678,724) at March 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $256,397,212)		$258,638,702
Cash		126,526
Income receivable		1,505,274
Receivable for shares sold		549,123
Receivable for daily variation margin		243,352

TOTAL ASSETS		261,062,977

Liabilities:
Payable for shares redeemed	$34,509
Income distribution payable	1,260,462
Accrued expenses	89,282

TOTAL LIABILITIES		1,384,253

Net assets for 131,594,993 shares outstanding		$259,678,724

Net Assets Consist of:
Paid in capital		$261,980,656
Net unrealized appreciation of investments and futures contracts		845,240
Accumulated net realized loss on investments and futures contracts		(3,158,094)
Accumulated undistributed net investment income		10,922

TOTAL NET ASSETS		$259,678,724

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$73,049,107 ÷ 37,013,493 shares outstanding		$1.97

Institutional Service Shares:
$186,629,617 ÷ 94,581,500 shares outstanding		$1.97

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2001 (unaudited)

Investment Income:
Dividends			$394,134
Interest			7,937,672

TOTAL INCOME			8,331,806

Expenses:
Investment adviser fee		$696,627
Administrative personnel and services fee		83,330
Custodian fees		11,043
Transfer and dividend disbursing agent fees and expenses		25,732
Directors'/Trustees' fees		2,164
Auditing fees		12,462
Legal fees		1,006
Portfolio accounting fees		38,856
Distribution services fee--Institutional Service Shares		218,180
Shareholder services fee--Institutional Shares		72,081
Shareholder services fee--Institutional Service Shares		218,180
Share registration costs		28,326
Printing and postage		13,510
Insurance premiums		819
Taxes		7,895
Miscellaneous		1,509

TOTAL EXPENSES		1,431,720

Waivers and Reimbursement:
Waiver of investment adviser fee	$(516,915)
Waiver of distribution services fee--Institutional Service Shares	(43,636)
Waiver of shareholder services fee--Institutional Shares	(72,081)
Reimbursement of investment adviser fee	(1,123)

TOTAL WAIVERS AND REIMBURSEMENT		(633,755)

Net expenses			797,965

Net investment income			7,533,841

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,215,291)
Net realized loss on futures contracts			(613,679)
Net change in unrealized depreciation of investments and futures contracts			3,869,167

Net realized and unrealized gain on investments and futures contracts			2,040,197

Change in net assets resulting from operations			$9,574,038

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2001	Year Ended 9/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,533,841	$13,702,779
Net realized loss on investments and futures contracts	(1,828,970)	(1,191,892)
Net change in unrealized depreciation of investments and futures contracts	3,869,167	(827,989)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,574,038	11,682,898

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,011,424)	(534,143)
Institutional Service Shares	(5,711,539)	(13,052,092)
Distributions from net realized gain on investments and futures contracts
Institutional Service Shares	--	(507,288)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,722,963)	(14,093,523)

Share Transactions:
Proceeds from sale of shares	184,804,780	334,234,163
Net asset value of shares issued to shareholders in payment of distributions declared	4,018,676	8,463,799
Cost of shares redeemed	(158,413,696)	(308,900,965)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,409,760	33,796,997

Change in net assets	32,260,835	31,386,372

Net Assets:
Beginning of period	227,417,889	196,031,517

End of period (including undistributed net investment income of $10,922 and $200,044, respectively)	$259,678,724	$227,417,889

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2001	Period Ended 9/30/2000
		[1]
Net Asset Value, Beginning of Period	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.07	0.08
Net realized and unrealized gain on investments and futures contracts	0.01	0.00 [4]

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.08

Less Distributions:
Distributions from net investment income	(0.07)	(0.08)

Net Asset Value, End of Period	$1.97	$1.96

Total Return[2]	4.07%	4.40%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.35%[5]

Net investment income	6.84%[5]	7.37%[5]

Expense waiver/reimbursement[3]	0.70%[5]	0.72%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$73,049	$48,736

Portfolio turnover	13%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Amount represents less than $0.01 per share.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,		Period Ended
	3/31/2001	2000	1999 [1]	9/30/1998 [2,3]
Net Asset Value, Beginning of Period	$1.96	$1.98	$2.00	$1.99
Income From Investment Operations:
Net investment income	0.06	0.13	0.12 [4]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	0.01	(0.02)	0.01 [5]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.07	0.11	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	(0.00)[6]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.06)	(0.13)	(0.15)	(0.12)

Net Asset Value, End of Period	$1.97	$1.96	$1.98	$2.00

Total Return[7]	3.84%	5.95%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.80%[8]	0.80%	0.77%	0.56%[8]

Net investment income	6.37%[8]	6.61%	6.36%	5.18%[8]

Expense waiver/reimbursement[9]	0.50%[8]	0.38%	0.49%	6.83%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$186,630	$178,682	$196,032	$100

Portfolio turnover	13%	43%	20%	501%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

6 Amount represents less than $(0.01) per share.

7 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

8 Computed on an annualized basis.

9 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

Effective February 22, 2000, the Fund began offering Institutional Shares in addition to the Institutional Service Shares previously offered.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was effected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2001, the Fund had realized losses of $613,679 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized Depreciation
June 2001	100 5-Year U.S. Treasury Note Futures	Short	$ (28,125)

December 2001	60 90-Day Euro Dollar Futures	Short	(330,000)

September 2002	150 90-Day Euro Dollar Futures	Short	(814,375)

September 2003	50 90-Day Euro Dollar Futures	Short	(223,750)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,396,250)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	01/12/1999	$ 466,102

Bayview Financial Acquisition Trust 1998-1, Class MII1, 6.28%, 5/25/2029	03/12/1999	440,555

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	731,174

C-BASS ABS, LLC 1999-3, Class B1, 6.65%, 2/3/2029	07/09/1999	2,425,408

Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.36%, 2/15/2006	02/23/2000	3,000,000

Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	04/14/2000	3,999,048

MBNA Master Credit Card Trust 1999-K, Class C, 6.11%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	91,733

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	05/18/1999	3,927,595

NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	02/23/1999	253,232

Option One Mortgage Securities Corp. 1999-3, Class CTF, 10.80%, 12/26/2029	11/10/1999 - 03/08/2001	4,519,242

Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	08/11/2000	513,227

Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	11/12/1999	5,000,000

Resecuritization Mortgage Trust 1998-A, Class B3, 7.83%, 10/26/2023	02/12/1999	389,830

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	05/21/1999	1,779,386

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2001		Period Ended 9/30/2000[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,152,103	$47,545,661	26,215,389	$51,362,056
Shares issued to shareholders in payment of distributions declared	689,144	1,356,424	213,695	418,156
Shares redeemed	(12,702,411)	(25,049,435)	(1,554,427)	(3,039,626)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,138,836	$23,852,650	24,874,657	$48,740,586

	Six Months Ended 3/31/2001		Period Ended 9/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	69,773,810	$137,259,119	144,009,760	$282,872,107
Shares issued to shareholders in payment of distributions declared	1,352,993	2,662,252	4,100,413	8,045,643
Shares redeemed	(67,794,410)	(133,364,261)	(155,833,785)	(305,861,339)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,332,393	$6,557,110	(7,723,612)	$(14,943,589)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,471,229	$30,409,760	17,151,045	$33,796,997

1 For the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $153,772,753 and $156,778,017, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2001, were as follows:

Purchases	$51,140,768

Sales	$28,259,167

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2001, were as follows:

Purchases	$404,602

Sales	$0

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

G02603-01 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.